LINE OF CREDIT (Details Narrative) - USD ($)	24 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	May 05, 2018
Notes to Financial Statements
Revolving line of credit			$ 400,000
Interest rate			3.75%
Line of credit expiration date	May 05, 2022
Line of credit	$ 398,470	$ 398,470
Accrued interest	$ 32,102	$ 17,037